Long-term Investments	12 Months Ended
Dec. 31, 2023
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466
Investments made/transfers from prepayments	96,768	182,200	—	278,968
Income from equity method investments, net	—	14,217	—	14,217
Dividend declared from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(75,667)	—	(4,946)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(106,800)	—	—	(106,800)
Fair value change through earnings	(23,316)	—	9,877	(13,439)
Currency translation adjustment	7,062	6,900	—	13,962
Balance at December 31, 2021	268,716	502,783	436,152	1,207,651
Investments made/transfers from prepayments	36,423	114,909	—	151,332
Loss from equity method investments, net	—	(24,069)	—	(24,069)
Dividend declared from equity method investments	—	(5,772)	—	(5,772)
Disposal of investments	(29,974)	(6,293)	—	(36,267)
Impairment on investments	(63,515)	—	—	(63,515)
Fair value change through earnings	—	—	(196,602)	(196,602)
Currency translation adjustment	(15,071)	(24,057)	—	(39,128)
Balance at December 31, 2022	196,579	557,501	239,550	993,630
Investments made/transfers from prepayments/other non-current assets	70,864	303,845	—	374,709
Income from equity method investments, net	—	13,392	—	13,392
Dividend declared from equity method investments	—	(4,683)	—	(4,683)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Changes from measurement alternative to consolidation (Note 6)	(43,988)	—	—	(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,706)	—	—	(25,706)
Fair value change through earnings	10,877	—	32,125	43,002
Currency translation adjustment	(3,873)	(8,384)	—	(12,257)
Balance at December 31, 2023	$201,290	$1,000,828	$118,268	$1,320,386

4. Long-term Investments (Continued)

For the years ended December 31, 2021, 2022 and 2023, the Group invested in private companies totaling US$96.8 million, US$36.4 million and US$70.9 million, respectively, which were accounted for under investments without readily determinable fair values. These investments were primarily to further expand and strengthen the Group’s ecosystem and mainly included a further investment of US$39.5 million in the company operating Wuta application in 2021 and follow-on investments of US$20.0 million and US$40.0 million in a company providing online brokerage services during 2021 and 2023, respectively. The Group obtained control of the company operating the Wuta application through the step acquisition and recorded US$27.6 million fair value change loss in 2021 for the equity interest previously held by the Group immediately prior to the step acquisition. The impact of the transaction was reflected in the changes from measurement alternative to consolidation. The Group also invested US$182.2 million, US$114.9 million and US$303.8 million in companies, which were accounted for under equity method, for the years ended December 31, 2021, 2022 and 2023, respectively. These investments mainly included several investment funds in 2021 and 2022, and US$230.8 million investment in INMYSHOW Digital Technology (Group) Co., Ltd. (“INMYSHOW”, a Shanghai Stock Exchange listed company, providing social and new media marketing services) in 2023, respectively. In March 2023, the Group purchased all equity interests in ShowWorld HongKong Limited, a shareholder of INMYSHOW. As the shares of INMYSHOW was the only asset held by ShowWorld HongKong Limited, the transaction was considered an asset acquisition. Furthermore, as the Group and ShowWorld HongKong Limited are under the common control of SINA, the transaction was considered an asset acquisition under common control. According to ASC 805-50, for a transfer of assets between entities under common control, the acquirer entity shall initially measure the assets and liabilities transferred at their carrying values in the accounts of the transferring entity. Therefore, the newly acquired shares of INMYSHOW was recorded in the Group’s consolidated balance sheets using their carrying value at SINA, and the difference between the consideration paid by the Group and the carrying value of US$230.8 million of the assets was recognized in additional paid-in capital as a distribution on the acquisition date. Immediately following this transaction and together with the Group’s existing shareholding in INMYSHOW, the Group held in the aggregate approximately 26.57% of the total issued shares of INMYSHOW. Consequently, the Group reclassified its investment in INMYSHOW from equity securities with readily determinable fair values to equity method.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Changes in the carrying value of the equity investment under measurement alternative will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2022 and 2023, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	$662,460
Upward adjustments	85,710
Downward adjustments	(554,013)
Foreign currency translation	2,422
Total carrying value at December 31, 2022	$196,579

Initial cost basis	$689,724
Upward adjustments	92,736
Downward adjustments	(579,719)
Foreign currency translation	(1,451)
Total carrying value at December 31, 2023	$201,290

4. Long-term Investments (Continued)

The Group assessed or engaged third-party valuation firms to help the management assess the fair value of certain investments, using Level 3 of fair value measurement and concluded that impairment was warranted for those investments at the year-end. Thus, the Group recognized US$63.5 million and US$25.7 million impairment charges to investments without readily determinable fair value for the years ended December 31, 2022 and 2023, respectively. The impairment charges mainly included a US$15.4 million write-off in a community software and a US$14.2 million impairment charge to a company running a business social platform in 2022 and a US$15.9 million write-off on an online education company in 2023, due to their negative financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. The Group recorded a fair value change loss of US$142.7 million in 2022 and a fair value change gain of US$9.1 million in 2023 for INMYSHOW. One of the Group’s investees, Didi Global Inc. (“Didi”), a company operating a mobility technology platform, completed its initial public offering in and started trading on July 1, 2021, China time. Therefore, investment in Didi amounting to US$142.0 million was transferred from measurement alternative to equity securities with readily determinable fair value, and a fair value change loss of US$53.9 million and a gain of US$23.1 million was recorded in 2022 and 2023, respectively. Didi has officially delisted from NYSE in June 2022 and trade under the “DIDIY” ticker on the OTC exchange. The Group continues to record the investment in Didi under equity securities with readily determinable fair values.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
INMYSHOW	$81,385	$62,952	$—	$144,337
Didi	142,000	—	(46,787)	95,213
December 31, 2022	$223,385	$62,952	$(46,787)	$239,550

Didi	$142,000	$—	$(23,732)	$118,268
December 31, 2023	$142,000	$—	$(23,732)	$118,268

4. Long-term Investments (Continued)

For the year ended December 31, 2023, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The condensed financial information of the Group’s equity method investments are summarized as a group as follow:

	Year ended December 31,
	2021	2022	2023

	(In US$ thousands)
Operating data:
Revenue	$225,356	$158,110	$850,102
Gross profit	$206,457	$129,393	$298,736
Income (loss) from operations	$243,516	$(195,636)	$12,153
Net income (loss)	$247,808	$(200,042)	$8,188
Net income (loss) attributable to the investees	$247,808	$(200,042)	$9,856

	As of December 31,
	2022	2023

	(In US$ thousands)
Balance sheet data:
Current assets	$904,956	$1,803,408
Non-current assets	$2,417,452	$2,568,567
Current liabilities	$683,626	$1,199,969
Long-term liabilities	$119	$16,879
Non-controlling interests	$—	$(4,849)

The Group recorded investment-related impairment and provision of US$106.8 million, US$71.1 million and US$23.6 million for the years ended December 31, 2021, 2022 and 2023, respectively, due to various adverse factors affecting the performance of the investees. The impairment charges in 2021 was mainly caused by a full impairment of US$75.3 million on the investment in Yixia Tech and the investment-related impairment in 2022 primarily resulted from a US$15.4 million write-off in a community software and a US$14.2 million impairment charge to a company running a business social platform. The impairment charges recorded in 2023 mainly included a US$15.9 million write-off on an online education company.